Cash and Cash Equivalents and Short-Term Financial Assets - Summary of Cash and Cash Equivalents and Short-Term Financial Assets (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	SFr 61,614	SFr 81,329	SFr 64,265	SFr 27,708
Short-term financial assets	166,710	131,684
Swiss Franc
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	5,852	45,716
Short-term financial assets	143,000	126,000
US Dollar
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	51,916	33,766
Short-term financial assets	13,182	1,031
Euro
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	3,702	539
Short-term financial assets	6,458	4,653
Other
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	144	SFr 1,308
Short-term financial assets	SFr 4,070